Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	8.86
Maximum Aggregate Offering Price	$ 13,290,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,835.35
Offering Note	Consists of common shares, no par value per share ("Common Shares"), of Fennec Pharmaceuticals Inc. (the "Registrant") that are issuable under the Registrant's 2020 Equity Incentive Plan. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's Common Shares that become issuable under the 2020 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction. Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $8.86 per share, which is the average of the high and low prices of the Common Shares as reported on The Nasdaq Capital Market on June 5, 2026.